Summary of Significant Accounting Policies - Schedule of Annual Depreciation Rates (Details)	Dec. 31, 2024
Computers and software [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives	33.00%
Leasehold improvements [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives	Over the shorter of the related lease period or the useful lives of the asset
Minimum [Member] | Systems and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives	15.00%
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives	7.00%
Maximum [Member] | Systems and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives	20.00%
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Annual Depreciation Rates [Line Items]
Estimated useful lives	15.00%